REDEEMABLE NONCONTROLLING INTERESTS & NONCONTROLLING INTERESTS - Narrative (Details) shares in Millions, $ in Millions	1 Months Ended
	Oct. 31, 2015 € / shares	Sep. 27, 2019 USD ($) shares	Apr. 30, 2019	Sep. 28, 2018 USD ($)	Sep. 29, 2017 USD ($)	Apr. 30, 2015
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest, equity, redemption value | $		$ 10.5		$ 11.1	$ 11.2
Joint Venture In Saudi Arabia
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent				75.00%
Noncontrolling interest, ownership percentage by noncontrolling owners				25.00%
Direct Conversion AB
Noncontrolling Interest [Line Items]
Percentage of voting interests acquired			98.20%
MeVis Medical Solutions AG (MeVis)
Noncontrolling Interest [Line Items]
Percentage of voting interests acquired						73.50%
Annual recurring compensation (in euros per share) | € / shares	€ 0.95
Temporary equity, redemption price per share (in eur per share) | € / shares	€ 19.77
Redeemable noncontrolling interest, equity, redemption value | $		$ 10.5
Temporary equity, shares outstanding (in shares) | shares		0.5
MeVis Medical Solutions AG (MeVis) | MeVis Medical Solutions AG (MeVis)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		26.30%